Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Total net income (loss)	$ 3,782	$ 3,299
Income tax expense (benefit)	1,016	1,040
Total net income (loss) before income taxes	4,798	4,339
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	1,331	1,204
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(188)	(248)
Tax-exempt or low-taxed investment (income) loss	(26)	16
Adjustments in respect of prior years, including resolution of tax disputes	(55)	(6)
Tax (benefit) cost of unrecognized tax losses and tax credits	(15)	23
Tax rate and other legislative changes	12	0
Other	(43)	51
Total income tax expense (benefit)	$ 1,016	$ 1,040
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	27.80%	27.80%
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(3.90%)	(5.70%)
Tax-exempt or low-taxed investment (income) loss	(0.50%)	0.40%
Adjustments in respect of prior years, including resolution of tax disputes	(1.20%)	(0.10%)
Tax (benefit) cost of unrecognized tax losses and tax credits	(0.30%)	0.50%
Tax rate and other legislative changes	0.30%	0.00%
Other	(1.00%)	1.10%
Effective income tax rate	21.20%	24.00%